B. Riley Diversified Equity Fund
FUND SUMMARY B. Riley Diversified Equity Fund
Investment Objective
The B. Riley Diversified Equity Fund (the “Fund”) seeks to achieve capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $1 million in the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Distribution Arrangements” at page 23 of the Prospectus and the section titled “Additional Information about Purchases and Sales” at page 24 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - B. Riley Diversified Equity Fund	Investor Class Shares	Institutional Class Shares	Class A Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	5.75%	[1]
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within one year from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - B. Riley Diversified Equity Fund		Investor Class Shares	Institutional Class Shares	Class A Shares
Management Fee		1.25%	1.25%	1.25%
Distribution (12b-1) and Service Fees		0.25%	none	0.25%
Shareholder Services Plan		0.22%	0.22%	0.22%
Other Expenses		4.73%	4.73%	4.73%
Total Annual Fund Operating Expenses		6.45%	6.20%	6.45%
Fee Waiver and/or Expense Reimbursement	[1]	(4.95%)	(4.95%)	(4.95%)
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Reimbursement)	[1]	1.50%	1.25%	1.50%
[1]	B. Riley Asset Management, a division of B. Riley Capital Management, LLC (the "Adviser") has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to April 30, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - B. Riley Diversified Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class Shares	153	1,468	2,746	5,783
Institutional Class Shares	127	1,398	2,639	5,613
Class A Shares	719	1,959	3,164	6,025

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal period, the Fund’s portfolio turnover rate was 201.69% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in certain equity securities of U.S. companies selected by the B. Riley & Co. Research Group (the “Research Group”) as “Buy” rated in the universe of securities it reviews. These equity securities will generally consist of common stocks. The list of these “Buy” rated securities is referred to as the “Buy List”.

The Research Group is a division of B. Riley & Co., LLC. The Fund’s investment adviser (the “Adviser”) is B. Riley Asset Management, a division of B. Riley Capital Management, LLC, an affiliate of B. Riley & Co., LLC.  The Buy List may be comprised of companies of any capitalization, and therefore the Fund may invest without regard to market capitalization but tends to invest in smaller companies below $2 billion in capitalization. Decisions on the addition or elimination of certain securities or sectors from the Fund’s portfolio will be made after any changes made to the Buy List are made available to clients of the Research Group, or after a change is made to an analyst’s “top picks”, typically after the Research Group deems changes are needed. A listing of the securities in the Buy List as well as the “top picks” (discussed below) are available upon request. The Fund will generally hold between 25-50 securities represented in the Buy List that represent the affiliated Research Group’s analysts’ “top picks” (i.e., typically each analyst’s top favored securities among those securities on the Buy List) from the Buy List; however, the Fund may hold as few as 25-35 securities. The Adviser constructs the Fund’s portfolio with securities that it deems have the highest probability of appreciating. The Adviser may also obtain (and utilize) from the Research Group additional analyses and recommendations about the securities on the Buy List and in the “top picks” that is not made available to clients of the Research Group. In making decisions of which securities are most appropriate for the Fund, the Adviser will take into consideration current market conditions, but it will give significant weight to its subjective assessment of the Research Group’s assessment of the securities represented in the Buy List, with a particular focus on those deemed to be the “top picks.” The Adviser may make changes in the Fund’s portfolio holdings when there is a relevant rating change made by the Research Group, when the “top picks” of the Research Group change, or when the Adviser based on subjective factors deems it appropriate. The Adviser has discretion to make independent determinations about portfolio holdings.

At times, the Buy List may be comprised of companies that reflect a focus in a particular sector or sectors. As the group of companies that are analyzed by the Research Group changes over time, which changes may be attributable to factors such as the markets, economies or even the personnel composition of the Research Group, the sectors in which the Research Group incidentally focuses may also change – in turn, the focus, as reflected in the Fund’s portfolio holdings, on any particular sector also may change.

Principal Risks

Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Investment Selection and Asset Allocation. The Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund. Additionally, the Fund is subject to the risk that the Adviser may allocate the Fund’s assets to sectors or securities selected by the Research Group as “Buy” securities that do not perform as well as other sectors or securities.

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific, market, or economic developments. The Fund may be overweight in certain sector or sectors at various times.

Rebalancing Risk. Rebalancing activities, while undertaken to maintain a Fund’s investment risk-to-reward ratio, may cause the Fund to underperform other funds with similar investment objectives.

Risks of Small and Mid Capitalization Companies. The Fund may invest in the securities of mid, small or micro capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. These companies may have limited product lines and markets, more volatile market prices, less capital, a shorter history of operations, less experienced management, and may experience higher failure rates than do larger companies. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. Additionally, the trading volume of securities of such companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Focus Risk. While the Fund is diversified for purposes of the Investment Company Act of 1940, the Fund may, at times, may hold the securities of a small number of issuers. At such times where the Fund may hold the securities of fewer issuers, the performance of these issuers could have a substantial impact on the Fund’s performance.

PERFORMANCE HISTORY

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at http://www.brileyamfunds.com or by calling toll-free 800-673-0550.

The following bar chart shows the Fund’s annual returns for the Institutional Class shares of the Fund as of December 31, 2016. The performance of the Fund’s Class A shares and Investor Class shares would have been different because the expenses of the Classes differ.

B. Riley Diversified Equity Fund Total Returns Institutional Class Shares

During the periods shown in the bar chart, the Institutional Class Shares' highest return for a calendar quarter was 20.00% (quarter ending 9/30/2016) and the Institutional Class Shares' lowest return for a calendar quarter was (12.55%) (quarter ending 9/30/2015).

Average Annual Total Returns for the Period Ended December 31, 2016*

The table below shows how average annual total returns of the Fund’s Institutional Class shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Institutional Class Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the Class A and Investor Class Shares will differ from those of the Institutional Class Shares as the expenses of the Classes differ.

Average Annual Total Returns - B. Riley Diversified Equity Fund	1 Year	Since Inception	Inception Date
Institutional Class Shares			Feb. 10, 2014
Institutional Class Shares | Return Before Taxes	19.17%	5.59%
Institutional Class Shares | Return After Taxes on Distributions	19.17%	5.59%
Institutional Class Shares | Return After Taxes on Distributions and Sale of Fund Shares	11.18%	4.37%
Institutional Class Shares | Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	21.31%	8.53%
Class A Shares			Sep. 05, 2014
Class A Shares | Return Before Taxes	18.79%	6.67%
Class A Shares | with maximum load of 5.75%	11.96%	3.98%

* The Fund’s Investor Class Shares were not available for purchase for the period ended December 31, 2016.